Background, Organization, and Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) director	Dec. 31, 2022 USD ($) director	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 09, 2022	Oct. 10, 2021
Significant Accounting Policies [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill impairment and cost to sell
Number of new board of directors appointed | director	3	3
Rights agreement amendment, beneficial ownership percentage					24.90%	10.00%
Amortization expenses		$ 29,800,000	$ 17,300,000	$ 10,800,000
Capital expenditures incurred but not yet paid, increase (decrease)		23,400,000	15,500,000
Cumulative foreign earnings	$ 79,000,000	$ 79,000,000
Deferred purchased gas costs, recovered or refunded period		1 year
Accrued purchased gas costs	207,000,000	$ 207,000,000	52,000,000
Dividends declared but not yet paid	$ 41,600,000	41,600,000	36,000,000
Debt portion		3,535,000	1,046,000	3,202,000
Equity AFUDC		$ 0	0	4,724,000
Icahn Group
Significant Accounting Policies [Line Items]
Number of director designated by counterparty | director	4	4
Money Market Funds
Significant Accounting Policies [Line Items]
Money market fund investments	$ 30,000,000	$ 30,000,000	20,000,000
Customer relationships
Significant Accounting Policies [Line Items]
Weighted-average amortization period		19 years
Trade names and trademarks
Significant Accounting Policies [Line Items]
Weighted-average amortization period		15 years
Customer contracts backlog
Significant Accounting Policies [Line Items]
Weighted-average amortization period		1 year
Minimum
Significant Accounting Policies [Line Items]
Number of strategic transactions committee directors | director	3	3
Number of new board of directors appointed | director	2	2
Maximum
Significant Accounting Policies [Line Items]
Number of strategic transactions committee directors | director	6	6
MountainWest
Significant Accounting Policies [Line Items]
Debt portion		$ 86,000
Equity AFUDC		$ 465,000
MountainWest | White River Hub, LLC
Significant Accounting Policies [Line Items]
VIE ownership percentage		50.00%
Maximum loss exposure amount	$ 25,000,000	$ 25,000,000
Centuri | W.S. Nicholls Western Construction LTD
Significant Accounting Policies [Line Items]
VIE ownership percentage		50.00%
Maximum loss exposure amount	11,400,000	$ 11,400,000
Southwest Gas Corporation
Significant Accounting Policies [Line Items]
Goodwill impairment loss		0	0
Capital expenditures incurred but not yet paid, increase (decrease)		19,700,000	13,900,000
Accrued purchased gas costs	207,000,000	207,000,000	52,000,000
Gas pipe materials and operating supplies	77,300,000	77,300,000	62,900,000
Reclassification associated with assets held for sale	27,000,000
Impairment loss	2,900,000
Equity AFUDC		0	0	$ 4,724,000
Southwest Gas Corporation | Money Market Funds
Significant Accounting Policies [Line Items]
Money market fund investments	$ 17,600,000	$ 17,600,000	$ 0
Discontinued Operations, Disposed of by Sale | MountainWest
Significant Accounting Policies [Line Items]
Ownership percentage disposed	100.00%	100.00%
Discontinued operation, consideration	$ 1,500,000,000	$ 1,500,000,000
Disposal Group, Held-for-sale, Not Discontinued Operations | MountainWest
Significant Accounting Policies [Line Items]
Ownership percentage disposed	100.00%	100.00%
Discontinued operation, consideration	$ 1,500,000,000	$ 1,500,000,000
Goodwill impairment loss		449,600,000
Disposal selling costs		$ 5,819,000